Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting
19.	Segment Reporting

Segment information is prepared on the same basis that our CODM reviews financial information for operational decision-making purposes. Beginning in 2014, with the acquisition of MACS, we began operating our business in two primary operating segments, wholesale and retail, both of which are included as reportable segments. As a result, the Predecessor periods operated as one segment, wholesale, and the Successor period operated with our wholesale and retail segments. No operating segments have been aggregated in identifying the two reportable segments.

During the first quarter of 2015, we elected to allocate the revenue and costs previously reported in “All Other” to each segment based on the way our CODM measures segment performance. Partnership overhead costs, interest and other expenses not directly attributable to a reportable segment are allocated based on segment EBITDA.

Wholesale Segment

Our wholesale segment purchases motor fuel primarily from independent refiners and major oil companies and supplies it to our retail segment, to independently-operated dealer stations under long-term supply agreements, and to distributers and other consumers of motor fuel. Also included in the wholesale segment are motor fuel sales to consignment locations. We distribute motor fuels across more than 30 states throughout the East Coast and Southeast regions of the United States from Maine to Florida and from Florida to New Mexico, as well as Hawaii. Sales of fuel from the wholesale segment to our retail segment are delivered at cost plus a profit margin. These amounts are reflected in intercompany eliminations of motor fuel revenue and motor fuel cost of sales. Also included in our wholesale segment is rental income from properties that we lease or sub-lease.

Retail Segment

Our retail segment, inclusive of the recently acquired Susser and Sunoco Retail assets, operates branded retail convenience stores throughout the East Coast and Southeast regions of the United States from Maine to Florida and from Florida to New Mexico, as well as Hawaii, offering motor fuel, merchandise, food service, and a variety of other services including car washes, lottery, ATM, money orders, prepaid phone cards, wireless services and movie rentals.

We report EBITDA and Adjusted EBITDA by segment as a measure of segment performance. We define EBITDA as net income before net interest expense, income tax expense and depreciation, amortization and accretion expense. Adjusted EBITDA further adjusts EBITDA to reflect certain other non-recurring and non-cash items. Effective September 1, 2014, as a result of the ETP Merger and in an effort to conform the method by which we measure our business to that of ETP’s operations, we define Adjusted EBITDA to include adjustments for unrealized gains and losses on commodity derivatives and inventory fair value adjustments.

The following tables present financial information by segment for the twelve months ended December 31, 2015 and for the period from September 1, 2014 through December 31, 2014.

Segment Financial Data for the Twelve Months Ended December 31, 2015

	Wholesale Segment	Retail Segment	Intercompany Eliminations	Totals
	(in thousands)
Revenue
Retail motor fuel sales	$—	$5,891,249		$5,891,249
Wholesale motor fuel sales to third parties	10,104,193	—		10,104,193
Wholesale motor fuel sales to affiliates	20,026	—		20,026
Merchandise sales	—	2,178,187		2,178,187
Rental income	51,599	29,675		81,274
Other income	27,674	157,613		185,287
Intersegment sales	4,340,683	121,803	(4,462,486)	—
Total revenue	14,544,175	8,378,527	(4,462,486)	18,460,216
Gross profit
Retail motor fuel	—	635,197		635,197
Wholesale motor fuel	407,468	—		407,468
Merchandise	—	679,878		679,878
Rental and other	74,339	187,021		261,360
Total gross profit	481,807	1,502,096		1,983,903
Total operating expenses	331,708	1,318,862		1,650,570
Income from operations	150,099	183,234		333,333
Unallocated interest expense, net	54,296	33,279		87,575
Income before income taxes	95,803	149,955		245,758
Income tax expense	4,321	47,368		51,689
Net income and comprehensive income	$91,482	$102,587		$194,069
Depreciation, amortization and accretion	67,780	210,529		278,309
Interest expense, net	54,296	33,279		87,575
Income tax expense	4,321	47,368		51,689
EBITDA	217,879	393,763		611,642
Non-cash compensation expense	4,016	3,968		7,984
Loss (gain) on disposal of assets	1,440	(2,130)		(690)
Unrealized gain on commodity derivatives	1,848	—		1,848
Inventory fair value adjustments	77,849	20,481		98,330
Adjusted EBITDA	$303,032	$416,082		$719,114
Capital expenditures	$65,131	$425,618		$490,749
Total assets	$2,925,842	$5,915,977		$8,841,819

Segment Financial Data for the Period from September 1, 2014 through December 31, 2014

	Wholesale Segment	Retail Segment	Intercompany Eliminations	Totals
	(in thousands)
Revenue
Retail motor fuel sales	$—	$2,376,608		$2,376,608
Wholesale motor fuel sales to third parties	4,235,415	—		4,235,415
Wholesale motor fuel sales to affiliates	—	—		—
Merchandise sales	—	651,324		651,324
Rental income	14,769	9,980		24,749
Other income	(2,468)	57,209		54,741
Intersegment sales	1,787,423	44,891	(1,832,314)	—
Total revenue	6,035,139	3,140,012	(1,832,314)	7,342,837
Gross profit
Retail motor fuel	—	270,087		270,087
Wholesale motor fuel	31,752	—		31,752
Merchandise	—	196,522		196,522
Rental and other	19,968	57,730		77,698
Total gross profit	51,720	524,339		576,059
Total operating expenses	104,220	434,305		538,525
Income (loss) from operations	(52,500)	90,034		37,534
Unallocated interest expense, net	2,595	8,340		10,935
Income (loss) before income taxes	(55,095)	81,694		26,599
Income tax expense	67,760	11,784		79,544
Net income (loss) and comprehensive income (loss)	$(122,855)	$69,910		$(52,945)
Depreciation, amortization and accretion	24,514	61,728		86,242
Interest expense, net	2,595	8,340		10,935
Income tax expense	67,760	11,784		79,544
EBITDA	(27,986)	151,762		123,776
Non-cash compensation expense	428	4,488		4,916
Gain on disposal of assets	(270)	(707)		(977)
Unrealized gain on commodity derivatives	(1,096)	—		(1,096)
Inventory fair value adjustments	176,710	28,633		205,343
Adjusted EBITDA	$147,786	$184,176		$331,962
Capital expenditures	$5,382	$148,769		$154,151
Total assets	$842,975	$7,930,105		$8,773,080